FINANCE INCOME AND EXPENSES (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCE INCOME
Income from financial investments		R$ 468	R$ 242	R$ 95
Interest on sale of energy		337	460	399
Foreign exchange variations - Itaipu		17
Foreign exchange variations - Loans		338
Interest		108	68	42
Interest - CVA		185	64	32
Interests of escrow deposits		82	29	53
PIS/Pasep and Cofins charged on finance income	[1]	(117)	(124)	(96)
Gains on financial instruments - Swap				1,753
Prepayments rents		5
Borrowing costs paid by related parties			2	30
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS	[2]		20	42
Others		77	83	95
Finance income		1,500	844	2,445
FINANCE EXPENSES
Charges on loans and debentures (Note 22)		(928)	(1,147)	(1,178)
Cost of debt - amortization of transaction cost		(7)	(20)	(15)
Foreign exchange variations - loans			(353)	(1,742)
Premium on repurchase of debt securities (Eurobonds)		(47)	(491)
Foreign exchange variations - Itaipu			(27)	(47)
Interests - loans and debentures		(167)	(331)	(187)
Charges and monetary updating on post-employment obligations		(40)	(70)	(53)
Losses with financial instruments - Swap		(438)	(538)
Interest on PIS/Pasep and Cofins refundable	[2]	(1,294)
Onerous concessions			(8)	(9)
Interest on leases		(27)	(25)	(27)
Other financial expenses		(118)	(86)	(92)
Finance costs		(3,066)	(3,096)	(3,350)
NET FINANCE INCOME (EXPENSES)		R$ (1,566)	R$ (2,252)	R$ (905)

[1]	PIS/Pasep and Cofins expenses are levied on financial income and interest on own capital.
[2]	The interet of the tax credits related to PIS/Pasep and Cofins, arising from the exclusion of ICMS from its calculation basis, and the liability to be refunded to consumers is presented by net value. With the offsetting of the credits, the liability to be refunded to consumers exceeded the value of the credits to be received, generating a net financial expense